Discontinued Operations, Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures
The following table presents a reconciliation of the carrying amounts of assets and liabilities of the commercial operations to assets held for sale in the balance sheets (in thousands):

	2014	2013
Carrying amounts of assets included as part of discontinued operations:
Accounts receivable	$1,535	$3,683
Inventories	655	386
Prepaid expenses and other current assets	1,747	1,269
Equipment and furnishings, net	270	351
Abstral rights, net	14,533	14,979
Zuplenz rights	8,101	—
Goodwill	172	—
Total current assets held for sale	27,013	20,668

Carrying amounts of liabilities included as part of discontinued operations:
Accounts payable	$385	$753
Accrued expenses and other current liabilities	6,784	3,858
Total current liabilities held for sale	$7,169	$4,611

The following table represents the components attributable to the commercial business in 2014 and 2013 and the spin-off of RXi in 2012 that are presented in the consolidated statements of comprehensive loss as discontinued operations (in thousands):

	2014	2013	2012
Net revenue	$9,319	$2,487	$—
Cost of revenue	(1,403)	(520)	—
Amortization of certain acquired intangible assets	(440)	(131)	—
Research and development	(680)	(651)	(1,325)
Selling, general, and administrative	(15,118)	(6,536)	(293)
Non-operating income (expense)	—	—	(26)
Loss from discontinued operations	$(8,322)	$(5,351)	$(1,644)

The following table presents significant operating non-cash items and capital expenditures related to discontinued operations (in thousands):

	2014	2013
Depreciation and amortization	$527	$166
Stock-based compensation	$721	$223
Purchases of property and equipment	$—	$(385)
Cash paid for acquisition of Abstral rights	$—	$(15,143)
Cash paid for acquisition of Zuplenz rights	$(3,056)	$—